CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents
13

CASH AND CASH EQUIVALENTS
ACCOUNTING POLICIES
Cash and cash equivalents are short-term, highly liquid investments that are readily convertible to cash without significant risk of changes in

value and

comprise cash

on hand,

demand deposits,

and highly

liquid investments which

are readily

convertible to
known amounts of cash.
Cash and cash equivalents are non-derivative financial assets categorised as financial assets measured at amortised cost. Cash
and

cash

equivalents

are

initially

measured

at

fair

value.

Subsequent

to

initial

recognition,

cash

and

cash

equivalents

are
measured at amortised cost, which is equivalent to their fair value.
Amounts in R million Note 2021 2020
Cash on hand 100.5 63.5
Access deposits and income funds

1
2,069.2 1,632.3
Restricted cash

2
10.3 19.3
2,180.0 1,715.1
Interest earned on cash and cash equivalents 6 108.7 63.1
1
These consist of access deposit notes and conservatively

managed income funds that are diversified

across the major financial institutions in
South Africa.
At reporting date all of these instruments had

same day or next day liquidity and effective

annualised yields of between
4 % and 5.6%
2
This consists of cash held on call as collateral for guarantees issued by the Standard Bank of South

Africa Limited on behalf of the Group for
environmental rehabilitation amounting to R 5.2

million and various utilities amounting to R
5.1

million.
CREDIT RISK
The Group is exposed to credit risk

on the total carrying value of its

cash and cash equivalents. The Group manages

its exposure
to credit risk

by investing cash

and cash equivalents

across several major

financial institutions, considering

the credit ratings

of
the respective financial institutions, funds and underlying instruments.
Impairment

on

cash

and

cash

equivalents,

if

any,

are

measured

on

a

12-month

expected

loss

basis

and

reflects

the

short
maturities of the

exposures. The Group considers

that its cash

and cash equivalents

have low credit

risk based on

the external
credit ratings of the counterparties.
MARKET RISK
Interest rate risk
A change of 100

basis points (bp) in the interest rates would have

increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis is performed on the average balance of cash and cash equivalents for the year and assumes that all
other variables remain constant. The analysis excludes income tax
Amounts in R million 2021 2020
100 bp increase 19.5 10.0
100bp (decrease) (19.5) (10.0)
Foreign

denominated cash

is held

in a

foreign currency

bank

account accruing

negligible interest

and is

usually converted

to
South African Rand on the day of receipt. Foreign cash is therefore not exposed to significant interest rate risk.
Foreign currency risk
US

Dollars

received

on

settlement

of

the

trade

receivables

are

exposed

to

fluctuations

in

the

US

Dollar/South

African

Rand
exchange rate until it is converted to South African Rands.
US Dollars not converted to South African Rands at reporting date are as follows :
Figures in USD million 2021 2020
Foreign denominated cash at 30 June 3.4 -
A 10 % strengthening of the Rand against the US Dollar at 30 June would have increased/(decreased) equity and profit/(loss) by
Amounts in R million 2021 2020
Strengthening of the Rand against the US Dollar (4.9) -
Weakening of the Rand against the US Dollar 4.9 -
FAIR VALUE

OF FINANCIAL INSTRUMENTS
The fair value of cash and cash equivalents approximates their carrying value due to their short-term maturities.